Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income (loss):
Net appreciation in investments	$ 168,034,580
Interest and dividend income	5,204,153
Net investment income (loss)	173,238,733
Interest income on notes receivable from participants	1,290,040
Contributions:
Participants	54,929,552
Employer	36,063,475
Rollovers	6,223,412
Total contributions	97,216,439
Total additions	271,745,212
Deductions:
Benefits paid to participants or beneficiaries	122,006,517
Administrative expenses	1,154,026
Total deductions	123,160,543
Net increase	148,584,669
Net assets available for benefits:
Beginning of year	1,118,003,700
End of year	$ 1,266,588,369